Fair Value Measurements and Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements And Investments [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the categorization and fair value estimate of the Company’s financial instruments that are measured on a recurring basis pursuant to the above fair value hierarchy levels as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$475	$—	$—	$475
Cash surrender value of company-owned life insurance	—	893	—	893
Total financial assets	$475	$893	$—	$1,368

Financial liabilities
Warrant liabilities - Public warrants	$24,226	$—	$—	$24,226
Warrant liabilities - Private warrants	—	—	740	740
Total financial liabilities	$24,226	$—	$740	$24,966

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$584	$—	$—	$584
Cash surrender value of company-owned life insurance	—	857	—	857
Total financial assets	$584	$857	$—	$1,441

The following table summarizes the categorization and fair value estimate of the Company’s financial instruments that are measured on a recurring basis pursuant to the above fair value hierarchy levels as of December 31, 2020 and 2019:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$584	$—	$—	$584
Cash surrender value of company-owned life insurance	—	857	—	857
Total financial assets	$584	$857	$—	$1,441

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Investments in mutual funds and other	$688	$—	$—	$688
Cash surrender value of company-owned life insurance	—	918	—	918
Total financial assets	$688	$918	$—	$1,606

Schedule of Significant Unobservable Inputs into the Valuation Model for Private Warrants	The private warrants are classified as Level 3 as of September 30, 2021 because of the use of significant unobservable inputs in the Valuation Model. The inputs into the Valuation Model for the private warrants, including some significant unobservable inputs, were as follows:

September 30, 2021
Risk-free rate of return	0.90%
Expected volatility	27.50%
Expected dividend yield	2.00%
Expected term (years)	5
Exercise price per share	$11.50
Asset price per share	$13.28

Schedule of Changes in Level 3 Liabilities measured at Fair Value
The following table presents changes in Level 3 financial liabilities measured at fair value for the period from June 24, 2021 to September 30, 2021:

Private Warrants
Balance at Business Combination	$675
Change in fair value	65
Balance at end of period	$740